Stockholders' deficiency (Detail Textuals 6) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders' deficiency [Abstract]
Stock Option Expense	$ 1,103,209
Stock option recognized as additional paid in capital	890,648	272,594
Stock option liability	212,561
Aggregate intrinsic value of stock options outstanding	422,910	306,000
Aggregate intrinsic value of stock options exercisable	341,304	172,650
Unrecognized compensation expense	456,301
Unrecognized compensation expense, period of recognition	2 years 6 months
Aggregate intrinsic value of unvested stock options	$ 81,606	$ 133,350
Remaining weighted average contractual term unvested stock options			9 years 5 months 16 days